Investments and Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Investments and Other Non-Current Assets

DECEMBER 31	2015	2014
Equity method investments	$22.9	$26.8
Deferred tax assets	141.0	139.0
Income tax receivables	50.9	54.7
Other non-current assets	41.0	34.8

Investments and other non-current assets	$255.8	$255.3

Schedule of Equity Method Investments and Respective Percentage of Ownership

The equity method investments and the respective percentage of ownership are as follows:

COUNTRY	Ownership %	Company name
Malaysia	49%	Autoliv-Hirotako Safety Sdn Bhd (parent and subsidiaries)
China	30%	Changchun Hongguang-Autoliv Vehicle Safety Systems Co. Ltd.